Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Oct. 29, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Trading Symbol	ims
Document Creation Date	Nov. 05, 2018
Document Effective Date	Nov. 05, 2018
Prospectus Date	Oct. 29, 2018
IMS Capital Value Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSCX
IMS Strategic Income Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSIX
IMS Dividend Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSAX